STATUTORY RESERVE	12 Months Ended
Dec. 31, 2019
STATUTORY RESERVE
STATUTORY RESERVE

NOTE 14. STATUTORY RESERVE

Shanxi Jinxuan is required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

For the years ended December 31, 2019 and 2018, the Company provided statutory reserve as follows:

Statutory Reserve
Balance – December 31, 2017	$74,956
Appropriation to statutory reserve	—
Balance - December 31, 2018	74,956
Appropriation to statutory reserve	79,495
Balance - December 31, 2019	$154,451